SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Government subsidy income	$ 499	$ 683	$ 863
Government subsidy recognized as deduction of cost of revenues	$ 6,022	$ 1,098	$ 0